Interests in Other Entities	12 Months Ended
Dec. 31, 2017
Associates and joint ventures [member]
Interests in Other Entities
16	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

The summarized financial information of the Group’s principal associates and joint ventures, including the aggregated amounts of assets, liabilities, revenue, profit or loss and the interest held by the Group were as follows:

Name	Country of Incorporation	Registered Capital	Principal Activities	Interest Held
				Direct%	Indirect%
Dalian West Pacific Petrochemical Co., Ltd.	PRC	USD 258 million	Production and sale of petroleum and petrochemical products	28.44	—

China Petroleum Finance Co., Ltd.(i)	PRC	8,331	Deposits, loans, settlement, lending, bills acceptance discounting, guarantee and other banking business	32.00	—

CNPC Captive Insurance Co., Ltd.	PRC	5,000	Property loss insurance, liability insurance, credit insurance and deposit insurance; as well as the application of the above insurance reinsurance and insurance capital business	49.00	—

China Marine Bunker (PetroChina) Co., Ltd.	PRC	1,000	Oil import and export trade and transportation, sale and storage	—	50.00

Arrow Energy Holdings Pty Ltd.	Australia	AUD 2	Exploration, development and sale of coal seam gas	—	50.00
Trans-Asia Gas Pipeline Co., Ltd.(ii)	PRC	5,000	Main contractor, investment holding, investment management, investment consulting, enterprise management advisory, technology development, promotion and technology consulting	—	50.00

(i)	In August 2016, China National Petroleum Corporation injected RMB 19,471 cash into China Petroleum Finance Co., Ltd. (the “CP Finance”), of which RMB 2,890 and RMB 16,581 were recorded as “Registered Capital” and “Capital Reserve”, respectively. The registered capital of CP Finance was increased from RMB 5,441 to RMB 8,331. The Company’s share was diluted from 49% to 32%, and the Company’s share of net assets was increased RMB 307.
(ii)	On November 24, 2015, the board of directors of the Company approved the sale by CNPC Exploration and Development Co., Ltd. (“CNPC E&D”), one of the Company’s subsidiaries, of its 50% equity interest in Trans-Asia Pipeline to CNIC Corporation Limited for a consideration equivalent to RMB 14,671. The transaction closed in the second quarter of 2016.

Dividends received and receivable from associates and joint ventures were RMB 7,034 in 2017 (2016: RMB 10,172, 2015: RMB 9,489).

In 2017, investments in associates and joint ventures of RMB 96 (2016: RMB 101, 2015: RMB 55) were disposed of, resulting in a gain of RMB 6 (2016: a loss of RMB 40, 2015: a gain of RMB 1,258).

In 2017, the share of profit and other comprehensive loss in all individually immaterial associates and joint ventures accounted for using equity method in aggregate was profit of RMB 3,235 (2016: profit of RMB 2,738, 2015: profit of RMB 3,846) and loss of RMB 845 (2016: loss of RMB 204, 2015: income of RMB 1,042), respectively.

Interest in Associates

Summarized financial information in respect of the Group’s principal associates and reconciliation to carrying amount is as follows:

	Dalian West Pacific Petrochemical Co., Ltd.		China Petroleum Finance Co., Ltd.		CNPC Captive Insurance Co., Ltd.
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	RMB	RMB	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	28.44	28.44	32.00	32.00	49.00	49.00
Current assets	5,326	3,597	169,389	148,916	9,386	9,192
Non-current assets	4,141	4,373	309,481	270,507	2,764	2,166
Current liabilities	12,108	8,329	394,064	332,923	6,097	5,594
Non-current liabilities	333	5,217	24,977	29,998	1	1

Net (liabilities) / assets	(2,974)	(5,576)	59,829	56,502	6,052	5,763

Group’s share of net assets	—	—	19,145	18,080	2,965	2,824
Goodwill	—	—	349	349	—	—

Carrying amount of interest in associates	—	—	19,494	18,429	2,965	2,824

Summarized statement of comprehensive income is as follows:

	Dalian West Pacific Petrochemical Co., Ltd.			China Petroleum Finance Co., Ltd.			CNPC Captive Insurance Co., Ltd.
	2017	2016	2015	2017	2016	2015	2017	2016	2015
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	27,716	19,029	18,170	8,520	8,555	10,335	654	563	480
Profit for the year	2,602	1,475	(984)	7,286	7,524	5,839	364	302	286
Other comprehensive (loss) / income	—	—	—	(1,395)	655	294	1	2	1

Total comprehensive income / (loss)	2,602	1,475	(984)	5,891	8,179	6,133	365	304	287

Group’s share of total comprehensive income	—	—	—	1,885	3,628	3,005	179	149	141

Dividends received by the Group	—	—	—	815	7,203	631	27	—	—

Interest in Joint Ventures

Summarized balance sheet in respect of the Group’s principal joint ventures and reconciliation to carrying amount is as follows:

	China Marine Bunker (PetroChina) Co., Ltd.		Arrow Energy Holdings Pty Ltd.		Trans-Asia Gas Pipeline Co., Ltd.
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	RMB	RMB	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	50.00	50.00	50.00	50.00	50.00	50.00
Non-current assets	1,942	1,974	25,429	32,733	31,527	27,009
Current assets	6,449	6,453	540	708	3,957	4,045
Including: cash and cash equivalents	1,277	1,461	91	368	3,955	4,025
Non-current liabilities	232	749	21,569	25,308	2,100	2,100
Including: Non-current financial liabilities excluding trade and other payables and provisions	—	500	17,890	16,304	2,100	2,100
Current liabilities	5,309	4,902	583	690	343	414
Including: Current financial liabilities excluding trade and other payables and provisions	1,894	1,188	192	316	—	—

Net assets	2,850	2,776	3,817	7,443	33,041	28,540

Net assets attributable to owners of the Company	2,630	2,528	3,817	7,443	33,041	28,540
Group’s share of net assets	1,315	1,264	1,909	3,722	16,521	14,270
Elimination of unrealized profit	—	—	—	—	—	—
Elimination of transactions with the Group	—	—	(52)	(45)	—	—

Carrying amount of interest in joint ventures	1,315	1,264	1,857	3,677	16,521	14,270

Summarized statement of comprehensive income and dividends received by the Group is as follows:

	China Marine Bunker (PetroChina) Co., Ltd.			Arrow Energy Holdings Pty Ltd.			Trans-Asia Gas Pipeline Co., Ltd.
	2017	2016	2015	2017	2016	2015	2017	From the closing date to Dec 31, 2016
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	31,770	23,336	27,587	1,449	1,135	971	16	84
Depreciation, depletion and amortization	(93)	(92)	(88)	(883)	(624)	(484)	(3)	(3)
Interest income	12	9	35	2	5	6	65	55
Interest expense	(39)	(45)	(56)	(1,300)	(1,307)	(1,189)	(43)	(32)
Income tax expense	(44)	(47)	(33)	—	—	—	—	(1)
Net profit / (loss)	116	101	93	(5,518)	(3,718)	(10,753)	5,846	88
Total comprehensive income / (loss)	87	171	176	(3,445)	(3,402)	(12,934)	5,736	194
Total comprehensive income / (loss) by share	43	68	67	(1,723)	(1,701)	(6,467)	2,868	97
Elimination of unrealized profit	—	—	—	—	—	—	(617)	(354)

Group’s share of total comprehensive income / (loss)	43	68	67	(1,723)	(1,701)	(6,467)	2,251	(257)

Dividends received by the Group	—	9	18	—	—	—	—	—

Subsidiaries [member]
Interests in Other Entities
18	SUBSIDIARIES

The principal subsidiaries of the Group are:

Company Name	Country of Incorporation	Issued Capital RMB	Type of Legal Entity	Attributable Equity Interest %	Voting Rights%	Principal Activities
Daqing Oilfield Company Limited	PRC	47,500	Limited liability company	100.00	100.00	Exploration, production and sale of crude oil and natural gas

CNPC Exploration and Development Company Limited (i)	PRC	16,100	Limited liability company	50.00	57.14	Exploration, production and sale of crude oil and natural gas in and outside the PRC

PetroChina Hong Kong Limited	Hong Kong	HKD 7,592 million	Limited liability company	100.00	100.00	Investment holding. The principal activities of its subsidiaries, associates and joint ventures are the exploration, production and sale of crude oil in and outside the PRC as well as natural gas sale and transmission in the PRC

PetroChina International Investment Company Limited	PRC	31,314	Limited liability company	100.00	100.00

Investment holding. The

principal activities of its

subsidiaries and joint ventures are the exploration, development and production of crude

oil, natural gas, oil sands and coalbed methane outside the PRC

PetroChina International Company Limited	PRC	18,096	Limited liability company	100.00	100.00	Marketing of refined products and trading of crude oil and petrochemical products, storage, investment in refining, chemical engineering, storage facilities, service station, and transportation facilities and related business in and outside the PRC

PetroChina Pipelines Co., Ltd.	PRC	80,000	Limited liability company	72.26	72.26

Oil and gas pipeline

transportation, investment

holding, import and export of goods, agency of import and export, import and export of technology, technology promotion service, professional contractor, main contractor

(i)	The Company consolidated the financial statements of the entity because it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Summarized financial information in respect of the Group’s principal subsidiaries with significant non-controlling interests is as follows:

	CNPC Exploration and Development Company Limited		PetroChina Pipelines Co., Ltd.
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	50.00	50.00	72.26	72.26
Current assets	24,722	26,489	2,882	19,193
Non-current assets	133,328	134,510	232,842	235,023
Current liabilities	13,273	15,504	6,059	26,186
Non-current liabilities	13,211	11,648	8,408	12,344

Net assets	131,566	133,847	221,257	215,686

Summarized statement of comprehensive income is as follows:

	CNPC Exploration and Development Company Limited			PetroChina Pipelines Co., Ltd. (note)
	2017	2016	2015	2017	2016	2015
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	37,304	28,196	33,541	43,627	41,794	2,796
Profit from continuing operations	3,696	24,153	2,448	17,891	20,420	1,015
Total comprehensive (loss) / income	(1,050)	30,391	(7,889)	17,891	20,420	1,015
Profit attributable to non-controlling interests	2,390	12,414	1,292	4,963	5,664	282
Dividends paid to non-controlling interests	1,420	444	775	3,569	—	720

Note: PetroChina Pipelines Co., Ltd. was established in November 2015.

Summarized statement of cash flows is as follows:

	CNPC Exploration and Development Company Limited			PetroChina Pipelines Co., Ltd. (note)
	2017	2016	2015	2017	2016	2015
	RMB	RMB	RMB	RMB	RMB	RMB
Net cash inflow from operating activities	18,545	9,053	8,293	31,160	30,270	2,554
Net cash (outflow) / inflow from investing activities	(12,304)	(18,036)	(2,762)	2,869	14,799	(19,434)
Net cash (outflow) / inflow from financing activities	(4,296)	(2,248)	(4,284)	(36,190)	(47,624)	21,744
Effect of foreign exchange rate changes on cash and cash equivalents	(2,183)	748	586	—	—	—
Net (decrease) / increase in cash and cash equivalents	(238)	(10,483)	1,833	(2,161)	(2,555)	4,864
Cash and cash equivalents at the beginning of the year	18,220	28,703	26,870	2,309	4,864	—
Cash and cash equivalents at the end of the year	17,982	18,220	28,703	148	2,309	4,864

Note: PetroChina Pipelines Co., Ltd. was established in November 2015.